Selected Revenue and Expense Information for Each Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net revenues from external customers	$ 407,177	$ 334,061	$ 270,019
Cost of revenues	(250,733)	(206,469)	(161,614)
Gross profit	156,444	127,592	108,405
Laboratory services
Segment Reporting Information [Line Items]
Net revenues from external customers	332,001	294,856	249,909
Cost of revenues	(197,570)	(175,116)	(145,153)
Gross profit	134,431	119,740	104,756
Manufacturing services
Segment Reporting Information [Line Items]
Net revenues from external customers	75,176	39,205	20,110
Cost of revenues	(53,163)	(31,353)	(16,461)
Gross profit	$ 22,013	$ 7,852	$ 3,649